Jan. 31, 2025
MassMutual Disciplined Growth Fund
INVESTMENT OBJECTIVE
The Fund seeks long-term total return.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay brokerage commissions and other fees to financial intermediaries which are not reflected in the tables and examples below. For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual Funds. More information about these and other discounts is available in the section titled Sales Charges by Class beginning on page 96 of the Fund’s Prospectus or from your financial professional.

Shareholder Fees (fees paid directly from your investment)
	Class I	Class R5	Service Class	Administrative Class	Class R4	Class A	Class R3	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None	None	None	None	5.50%	None	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None	None	1.00%(1)	None	None

(1)
Applies only to certain redemptions of shares bought with no front-end sales charge. Class A shares purchased without a front-end sales charge in accounts aggregating $1 million or more may be subject to a 1.00% contingent deferred sales charge if the shares are tendered and accepted for repurchase within 18 months of purchase. The 18-month period begins on the day on which the purchase is made.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class R5	Service Class	Administrative Class	Class R4	Class A	Class R3	Class Y
Management Fees	0.45%	0.45%	0.45%	0.45%	0.45%	0.45%	0.45%	0.45%
Distribution and Service (Rule 12b-1) Fees	None	None	None	None	0.25%	0.25%	0.50%	None
Other Expenses	0.14%	0.24%	0.34%	0.44%	0.34%	0.39%	0.34%	0.24%
Total Annual Fund Operating Expenses	0.59%	0.69%	0.79%	0.89%	1.04%	1.09%	1.29%	0.69%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the front-end sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I	$60	$189	$329	$738
Class R5	$70	$221	$384	$859
Service Class	$81	$252	$439	$978
Administrative Class	$91	$284	$493	$1,096
Class R4	$106	$331	$574	$1,271
Class A	$655	$878	$1,118	$1,806
Class R3	$131	$409	$708	$1,556
	1 Year	3 Years	5 Years	10 Years
Class Y	$70	$221	$384	$859

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 69% of the average value of its portfolio.

INVESTMENTS, RISKS, AND PERFORMANCE
Principal Investment Strategies
The Fund invests primarily in equity securities of U.S. large- and mid-cap companies. The Fund currently invests substantially all of its assets in companies represented in the Russell 1000® Growth Index at the time of purchase, although the Fund is actively managed and is not an index fund or a passively managed investment. Constituents of the Russell 1000 Growth Index are companies that exhibit certain growth characteristics, as defined by the index providers, such as historical and predicted future earnings per share growth rates and trends, historical sales per share growth trends, and internal growth rate. As of December 31, 2024, the market capitalization range of companies included in the Russell 1000 Growth Index was $1.67 billion to $3.81 trillion.
Equity securities in which the Fund invests may include common stocks, preferred stocks, securities convertible into common or preferred stock, rights, and warrants. The Fund may hold a portion of its assets in unlisted securities. The Fund may invest in exchange-traded funds and may use equity index futures contracts as a substitute for direct investments in order to help manage cash flows. Use of derivatives by the Fund may create investment leverage. The Fund may at times have significant exposure to one or more industries or sectors. The Fund may hold a portion of its assets in cash or cash equivalents. The Fund is non-diversified, which means that it may hold larger positions in a smaller number of issuers than a diversified fund.
The Fund’s subadviser, Wellington Management Company LLP (“Wellington Management”), manages the Fund’s assets using a proprietary, dynamic multi-factor approach that is based on quantitative and qualitative research and analysis. In selecting securities, Wellington Management seeks to allocate the Fund’s assets to equity securities that it believes share complementary factor exposures. Factors are characteristics that are important in explaining the returns and risks of a group of securities. Wellington Management selects securities for the Fund based on their factor characteristics and diversification benefits; typically this will mean that securities demonstrate one or more of the following: (1) mean-reversion (e.g., stocks that are inexpensive relative to their historical fundamentals); (2) trend following (e.g., strong momentum and higher growth potential); or (3) risk aversion (e.g., financially healthy, stable, and lower volatility companies). Securities are typically sold as a byproduct of the factor selection, allocation, and rebalancing processes. In exceptional circumstances, Wellington Management may exclude, remove, or include an issuer or security from the Fund where it believes the data available does not accurately reflect current events or to adjust the risk profile of the Fund appropriately.
The Fund expects that it will engage in active and frequent trading and so will typically have a relatively high portfolio turnover rate.

Performance Information
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Service Class shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance and an additional index that MML Advisers believes more closely reflects the market segments in which the Fund invests (Russell 1000 Growth Index). The Fund’s investment objective and investment strategy changed on November 18, 2020. The performance results shown below would not necessarily have been achieved had the Fund’s current investment strategy been in effect for the entire period for which performance results are presented. Performance for Class Y shares of the Fund for periods prior to its inception date
(02/01/23) is based on the performance of Class R5 shares. Performance for Class A shares of the Fund reflects any applicable sales charge. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539.

Annual Performance Service Class Shares

Highest Quarter:	2Q ’20,	26.42%	Lowest Quarter:	2Q ’22,	–19.98%

Average Annual Total Returns (for the periods ended December 31, 2024)
After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Service Class only. After-tax returns for other classes will vary.

		One Year	Five Years	Ten Years
Service Class	Return Before Taxes	36.56%	16.80%	14.73%
	Return After Taxes on Distributions	30.74%	12.60%	10.69%
	Return After Taxes on Distributions and sales of Fund Shares	24.54%	12.45%	10.69%
Class I	Return Before Taxes	36.83%	17.03%	14.97%
Class R5	Return Before Taxes	36.72%	16.94%	14.85%
Administrative Class	Return Before Taxes	36.41%	16.69%	14.63%
Class R4	Return Before Taxes	36.15%	16.51%	14.45%
		One Year	Five Years	Ten Years
Class A	Return Before Taxes	28.62%	15.09%	13.70%
Class R3	Return Before Taxes	35.86%	16.22%	14.17%
Class Y	Return Before Taxes	36.60%	16.91%	14.84%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)(1)		25.02%	14.53%	13.10%
Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)		33.36%	18.96%	16.78%

(1)
Effective July 24, 2024, the S&P 500 Index replaced the Russell 1000 Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 1000 Growth Index as a supplemental benchmark that MML Advisers believes more closely reflects the market segments in which the Fund invests.